Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenue	$ 33,678	$ 31,508	$ 65,510	$ 61,425
Time charter and voyage expenses	(1,335)	(714)	(2,982)	(1,525)
Direct vessel expenses	(1,034)	(232)	(1,822)	(460)
Management fees (entirely through related parties transactions)	(16,408)	(12,449)	(32,131)	(24,088)
General and administrative expenses	(2,570)	(1,670)	(5,064)	(3,360)
Depreciation and amortization	(7,064)	(9,871)	(14,173)	(20,437)
Interest expense and finance cost, net	(4,386)	(2,067)	(8,484)	(3,938)
Other expense, net	(433)	(18)	(353)	(89)
Net income	$ 448	$ 4,487	$ 501	$ 7,528
Net earnings per common unit, basic and diluted	$ 0.01	$ 0.13	$ 0.01	$ 0.23
Weighted average number of common units, basic and diluted	34,603,100	34,603,100	34,603,100	32,433,336